TARGET ASSET ALLOCATION FUNDS
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
September 28, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for TARGET ASSET ALLOCATION FUNDS
Registration numbers 333-60561 and 811-08915
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 28, 2012.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.
Very truly yours,
/s/ Jonathan D. Shain

Jonathan D. Shain
Assistant Secretary